UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48502-0812                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A. or Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
PRE      Prerefunded to a date prior to maturity

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1  | USAA Virginia Bond Fund
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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2012 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON             FINAL                VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (91.5%)

            VIRGINIA (82.5%)
$ 2,500     Albemarle County IDA                            5.00%         1/01/2031           $    2,541
  1,000     Alexandria IDA                                  4.75          1/01/2036                1,112
  2,000     Amherst IDA                                     5.00          9/01/2026                2,079
  2,000     Amherst IDA                                     4.75          9/01/2030                2,042
 15,000     Arlington County IDA                            5.00          7/01/2031               16,270
  5,310     Bedford County EDA (INS)                        5.25          5/01/2031                5,658
  2,615     Capital Region Airport Commission (INS)         5.00          7/01/2031                2,828
  5,000     Chesapeake Bay Bridge & Tunnel District         5.50          7/01/2025                5,689
  5,000     College Building Auth.                          5.00          6/01/2029                5,114
 10,000     College Building Auth.                          5.00          3/01/2034               11,111
  3,290     College Building Auth. (PRE)                    5.00          6/01/2036                3,851
 11,710     College Building Auth.                          5.00          6/01/2036               11,847
  5,400     Commonwealth Housing Dev. Auth.                 4.60          4/01/2028                5,556
  4,005     Commonwealth Port Auth.                         5.00          7/01/2030                4,380
  3,715     Dinwiddie County IDA (INS) (PRE)                5.00          2/15/2034                3,993
 11,145     Fairfax (INS)                                   4.75          1/15/2035               11,648
  1,255     Fairfax                                         4.75          1/15/2036                1,310
  7,100     Fairfax County EDA                              5.00         10/01/2027                7,341
 12,700     Fairfax County EDA (INS) (PRE)                  5.00          4/01/2029               13,736
  7,980     Fairfax County EDA (PRE)                        5.00          1/15/2030                8,887
  6,150     Fairfax County EDA                              5.00          4/01/2032                6,444
  5,750     Fairfax County EDA                              4.88         10/01/2036                5,907
  7,500     Fairfax County EDA                              5.13         10/01/2037                7,646
  1,500     Fairfax County IDA                              5.25          5/15/2026                1,718
  5,770     Farms of New Kent Community Dev. Auth. (a)      5.45          3/01/2036                3,354
 12,275     Fauquier County IDA (INS)                       5.25         10/01/2025               12,567
  1,000     Fauquier County IDA                             5.00         10/01/2027                1,053
  8,825     Fauquier County IDA                             5.25         10/01/2037                9,264
  6,195     Frederick County IDA (INS)                      4.75          6/15/2036                6,420
  2,500     Fredericksburg City EDA                         5.25          6/15/2023                2,936
  4,755     Front Royal & Warren County IDA (INS) (PRE)     5.00          4/01/2029                5,139
  2,745     Front Royal & Warren County IDA (INS) (PRE)     5.00          4/01/2029                2,966
  9,030     Hampton (INS) (PRE)                             5.25          1/15/2023                9,279
  9,000     Hampton Roads Sanitation District               5.00          4/01/2033                9,902
 10,970     Hanover County IDA (INS)                        6.38          8/15/2018               12,267
  2,000     Harrisonburg IDA (INS)                          5.00          8/15/2031                2,164
 10,000     Harrisonburg IDA (INS)                          4.50          8/15/2039               10,263
 10,000     Henrico County                                  5.00          5/01/2036               11,125
  3,200     Henrico County EDA                              5.00         10/01/2027                3,293
    400     Henrico County EDA (PRE)                        5.60         11/15/2030                  408
  9,350     Henrico County EDA                              5.60         11/15/2030                9,425
  5,170     Henrico County EDA                              5.00         10/01/2035                5,256
  3,175     Housing Dev. Auth.                              4.50         10/01/2036                3,359
  4,105     Housing Dev. Auth.                              4.50          1/01/2039                4,174
  4,480     Housing Dev. Auth.                              4.60          9/01/2040                4,688
  1,000     King George County IDA (INS) (PRE)              5.00          3/01/2032                1,078
  5,000     Lewistown Commerce Center Community Dev.
               Auth. (a)                                    5.75          3/01/2019                4,230
  5,000     Lexington IDA                                   5.00         12/01/2036                5,573

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2  | USAA Virginia Bond Fund

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
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON             FINAL                VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 5,389     Marquis Community Dev. Auth.                    5.63% (b)     9/01/2041           $      524
  3,532     Marquis Community Dev. Auth.                    5.63          9/01/2041                3,048
  5,000     Montgomery County EDA                           5.00          6/01/2035                5,601
  5,500     Montgomery County IDA                           5.00          2/01/2029                6,028
  5,245     Newport News EDA                                5.00          7/01/2031                5,830
  3,500     Norfolk EDA                                     5.00         11/01/2043                3,823
  1,850     Norfolk Redevelopment and Housing Auth.         5.50         11/01/2019                1,858
  4,963     Peninsula Town Center Community Dev. Auth.      6.45          9/01/2037                5,236
  3,000     Port Auth.                                      5.00          7/01/2030                3,340
 10,000     Port Auth.                                      5.00          7/01/2040               10,922
  2,815     Powhatan County EDA (INS)                       5.00          3/15/2032                2,995
  1,620     Prince William County (INS)                     5.00          9/01/2024                1,764
  1,210     Prince William County IDA (PRE)                 5.50         10/01/2017                1,312
  1,695     Prince William County IDA                       5.00         10/01/2018                1,769
  1,350     Prince William County IDA (PRE)                 5.50         10/01/2019                1,464
  3,370     Prince William County IDA                       4.88          1/01/2020                2,758
  3,985     Prince William County IDA                       5.38         10/01/2023                4,128
  8,000     Prince William County IDA                       5.13          1/01/2026                5,955
  1,705     Prince William County IDA                       5.50          9/01/2031                1,948
  2,000     Prince William County IDA                       5.50          9/01/2031                2,255
  7,500     Prince William County IDA                       5.50         10/01/2033                7,725
  1,000     Prince William County IDA                       5.50          9/01/2034                1,125
  5,310     Rappahannock Regional Jail Auth. (INS)          4.75         12/01/2031                5,583
  6,280     Rappahannock Regional Jail Auth. (INS)          4.50         12/01/2036                6,550
  3,945     Resources Auth.                                 4.75         11/01/2035                4,149
  2,000     Resources Auth.                                 4.38         11/01/2036                2,066
  1,435     Resources Auth.                                 5.00         11/01/2040                1,599
  1,990     Reynolds Crossing Community Dev. Auth.          5.10          3/01/2021                2,024
  2,500     Richmond (INS)                                  4.50          1/15/2033                2,640
  2,000     Richmond                                        5.00          1/15/2035                2,238
  4,500     Richmond                                        5.00          1/15/2040                4,999
  5,120     Roanoke County EDA (INS)                        5.00         10/15/2027                5,705
  2,850     Roanoke County EDA (INS)                        5.00         10/15/2032                3,099
  4,285     Roanoke County EDA (INS)                        5.13         10/15/2037                4,619
    110     Roanoke County IDA (INS) (PRE)                  5.00          7/01/2038                  138
  6,890     Roanoke County IDA (INS)                        5.00          7/01/2038                7,404
    420     Small Business Financing Auth.                  5.00          4/01/2025                  465
    185     Small Business Financing Auth.                  5.25          4/01/2026                  207
  1,500     Small Business Financing Auth.                  5.25          9/01/2027                1,569
    855     Small Business Financing Auth.                  5.50          4/01/2028                  958
    750     Small Business Financing Auth.                  5.50          4/01/2033                  825
 15,000     Small Business Financing Auth.                  5.25          9/01/2037               15,440
 11,945     Small Business Financing Auth.                  5.00         11/01/2040               12,946
  4,000     Southampton County                              5.00          4/01/2025                4,205
  6,345     Spotsylvania County EDA (INS)                   5.00          2/01/2031                6,587
  7,400     Stafford County and City of Stauton IDA (INS)   5.25          8/01/2031                7,873
 16,155     Stafford County and City of Stauton IDA (INS)   5.25          8/01/2036               17,075
 10,000     Tobacco Settlement Financing Corp.              5.00          6/01/2047                6,692
  9,095     Univ. of Virginia (PRE)                         5.00          6/01/2027                9,492
  1,755     Univ. of Virginia                               5.00          6/01/2027                1,815
  5,000     Upper Occoquan Sewage Auth.                     5.00          7/01/2041                5,456
  6,315     Virginia Commonwealth Univ. Health System
               Auth.                                        4.75          7/01/2036                6,877
  3,000     Virginia Commonwealth Univ. Health System
               Auth.                                        4.75          7/01/2041                3,243
  2,165     Washington County IDA                           5.25          8/01/2030                2,454
  2,160     Washington County IDA                           5.50          8/01/2040                2,456
  4,493     Watkins Centre Community Dev. Auth.             5.40          3/01/2020                4,623
  3,000     Winchester IDA                                  5.63          1/01/2044                3,321
                                                                                              ----------
                                                                                                 537,691
                                                                                              ----------

            DISTRICT OF COLUMBIA (4.9%)
  2,825     Metropolitan Airports Auth.                     5.00         10/01/2029                3,133
 12,465     Metropolitan Airports Auth.                     5.00         10/01/2030               13,613

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3  | USAA Virginia Bond Fund

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
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON             FINAL                VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$11,230     Metropolitan Airports Auth.                     5.00%        10/01/2039           $   12,125
  1,000     Metropolitan Area Transit Auth.                 5.13          7/01/2032                1,118
  5,500     Metropolitan Washington Airports Auth. (INS)    5.32 (b)     10/01/2030                2,183
                                                                                              ----------
                                                                                                  32,172
                                                                                              ----------

            PUERTO RICO (3.8%)
  6,180     Commonwealth (PRE)                              5.25          7/01/2032                7,360
  2,000     Electric Power Auth.                            5.25          7/01/2028                2,125
  3,000     Electric Power Auth.                            5.00          7/01/2042                3,006
 11,000     Sales Tax Financing Corp.                       5.75          8/01/2037               12,096
                                                                                              ----------
                                                                                                  24,587
                                                                                              ----------

            GUAM (0.3%)
  1,500     Government                                      5.00          1/01/2042                1,600
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $569,763)                                        596,050
                                                                                              ----------

            VARIABLE-RATE DEMAND NOTES (7.1%)

            VIRGINIA (2.3%)
  7,300     Fairfax County EDA (LOC - SunTrust Bank)        0.47          6/01/2037                7,300
  7,740     Winchester IDA (LIQ) (c)                        0.83          1/21/2014                7,740
                                                                                              ----------
                                                                                                  15,040
                                                                                              ----------

            PUERTO RICO (4.8%)
 20,940     Electric Power Auth. (LIQ)(LOC - Dexia Credit
               Local) (c)                                   0.87          7/01/2026               20,940
  2,000     Highway & Transportation Auth. (LIQ)(LOC -
               Dexia Credit Local) (c)                      0.87          7/01/2030                2,000
  7,995     Highway and Transportation Auth. (LIQ)(LOC -
               Dexia Credit Local) (c)                      0.87          1/01/2029                7,995
                                                                                              ----------
                                                                                                  30,935
                                                                                              ----------
            Total Variable-Rate Demand Notes
               (cost: $45,975)                                                                    45,975
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $615,738)                                                $  642,025
                                                                                              ==========

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------
                                          (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                        QUOTED PRICES         OTHER           SIGNIFICANT
                                          IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                            MARKETS         OBSERVABLE          INPUTS
                                        FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
   FIXED-RATE INSTRUMENTS                    $--             $596,050             $--         $596,050
   VARIABLE-RATE DEMAND NOTES                 --              45,975               --           45,975
------------------------------------------------------------------------------------------------------
Total                                        $--             $642,025             $--         $642,025
------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5  | USAA Virginia Bond Fund

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $35,143,000 and $8,856,000, respectively, resulting in net unrealized appreciation of $26,287,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $651,391,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at June 30, 2012, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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7  | USAA Virginia Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     08/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.